Fair Value of Financial Instruments and Trading-Related Revenue	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Fair Value of Financial Instruments and Trading-Related Revenue
Note 17: Fair Value of Financial Instruments and Trading-Related Revenue
We record trading assets and liabilities, derivatives, certain equity and debt securities and securities sold but not yet purchased at fair value, and other non-trading
assets and liabilities at amortized cost less allowances or write-downs for impairment. The fair values presented in this note are based upon the amounts estimated for individual assets and liabilities and do not include an estimate of the fair value of any of the legal entities or underlying operations that comprise our business. For certain portfolios of financial instruments where we manage exposures to similar and offsetting risks, fair value is determined on the basis of our net exposure to that risk.
Fair value represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The fair value amounts disclosed represent point-in-time
estimates that may change in subsequent reporting periods due to changes in market conditions or other factors. Some financial instruments are not typically exchangeable or exchanged and therefore it is difficult to determine their fair value. Where there is no quoted market price, we determine fair value using management’s best estimates based on a range of valuation techniques and assumptions; since these involve uncertainties, the fair values may not be realized in an actual sale or immediate settlement of the asset or liability.
Governance Over the Determination of Fair Value
Senior executive oversight of our valuation processes is provided through various valuation and risk committees. In order to ensure that all financial instruments carried at fair value are reasonably measured for risk management and financial reporting purposes, we have established governance structures and controls, such as model validation and approval, independent price verification (IPV) and profit or loss attribution analysis (PAA), consistent with industry practice. These controls are applied independently of the relevant operating groups.
We establish valuation methodologies for each financial instrument that is required to be measured at fair value. The application of valuation models for products or portfolios is subject to independent approval to ensure only validated models are used. The impact of known limitations of models and data inputs is also monitored on an ongoing basis. IPV is a process that regularly and independently verifies the accuracy and appropriateness of market prices or model inputs used in the valuation of financial instruments. This process assesses fair values using a variety of different approaches to verify and validate the valuations. PAA is a daily process carried out by management to identify and explain changes in fair value positions across all operating lines of business within BMO Capital Markets. This process works in concert with other processes to ensure that the fair values being reported are reasonable and appropriate.
Securities
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Securities for which no active market exists are valued using all reasonably available market information. Our fair value methodologies are described below.
Government Securities
The fair value of government issued or guaranteed debt securities in active markets is determined by reference to recent transaction prices, broker quotes or third-party vendor prices. The fair value of securities that are not traded in an active market is modelled using implied yields derived from the prices of similar actively traded government securities and observable spreads.
Mortgage-Backed Securities and Collateralized Mortgage Obligations
The fair value of mortgage-backed securities and collateralized mortgage obligations is determined using prices obtained from independent third-party vendors, broker quotes and relevant market indices, as applicable. If such prices are not available, fair value is determined using cash flow models that make maximum use of observable market inputs or benchmark prices for similar instruments. Valuation assumptions for mortgage-backed securities and collateralized mortgage obligations include discount rates, default rates, expected prepayments, credit spreads and recoveries.
Corporate Debt Securities
T
he fair value of corporate debt securities is determined using prices observed in the most recent transactions. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discounting curves and spreads obtained from independent dealers, brokers and third-party vendors.
Trading Loans
The fair value of trading loans is determined by referring to current market prices for the same or similar instruments
.
Corporate Equity Securities
The fair value of corporate equity securities is based on quoted prices in active markets, where available. Where quoted prices in active markets are not readily available, fair value is determined using either quoted market prices for similar securities or using valuation techniques, which include discounted cash flow analysis and earnings multiples.
Privately Issued Securities
Privately issued debt and equity securities are valued using prices observed in recent market transactions, where available. Otherwise, fair value is derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue and other third-party evidence, as available. The fair value of our privately issued securities includes net asset values published by third-party fund managers as applicable.
Prices from dealers, brokers and third-party vendors are corroborated as part of our independent review process, which may include using valuation techniques or obtaining consensus or composite prices from other pricing services. We validate the estimates of fair value by independently obtaining multiple quotes for external market prices and input values. We review the approach taken by third-party vendors to ensure that vendors employ a valuation model that maximizes the use of observable inputs such as benchmark yields, bid-ask
spreads, underlying collateral, weighted-average terms to maturity and prepayment rate assumptions. Fair value estimates from internal valuation techniques are verified, where possible, by reference to prices obtained from third-party vendors.
Loans
In determining the fair value of our fixed rate performing loans, other than credit card loans, we discount the remaining contractual cash flows, adjusted for estimated prepayment, at market interest rates currently offered for loans with similar terms and credit risks. For credit card performing loans, fair value is considered to be equal to carrying value, due to their short-term nature.
For floating rate performing loans, changes in interest rates have minimal impact on fair value since interest rates are repriced or reset frequently. On that basis, fair value is assumed to be equal to carrying value.
The fair value of loans is not adjusted for the value of any credit protection purchased to mitigate credit risk.
Derivative Instruments
A number of valuation techniques are employed to estimate fair value, including discounted cash flow analysis, the Black-Scholes model, Monte Carlo simulation and other accepted market models. These independently validated models incorporate current market data for interest rates, foreign currency exchange rates, equity and commodity prices and indices, credit spreads, recovery rates, corresponding market volatility levels, spot prices, correlation levels and other market-based pricing factors. Option implied volatilities, an input into many valuation models, are either obtained directly from market sources or calculated from market prices. Multi-contributor pricing sources are used wherever possible.
In determining the fair value of complex and customized derivatives, we consider all reasonably available information, including dealer and broker quotations, multi-contributor pricing sources and any relevant observable market inputs. Our models calculate fair value based on inputs specific to the type of contract, which may include stock prices, correlation for multiple assets, interest rates, foreign currency exchange rates, yield curves and volatilities.
We calculate a credit valuation adjustment (CVA) to recognize the credit risk that the bank’s counterparty may not ultimately be able to fulfill its derivative obligations. The CVA is derived from market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk exposure, taking into account credit mitigants such as collateral, master netting agreements and novation to central counterparties. We also calculate a funding valuation adjustment (FVA) to recognize the implicit funding costs associated with over-the-counter
derivative positions. The FVA is determined by reference to our own funding spreads.
Deposits
In determining the fair value of our deposits, we incorporate the following assumptions:
•
For fixed rate, fixed maturity deposits, we discount the remaining contractual cash flows related to these deposits, adjusted for expected redemptions, at market interest rates currently offered for deposits with similar terms and risks. The fair value of our senior note liabilities and covered bonds is determined by referring to current market prices for similar instruments or using valuation techniques, such as discounted cash flow models that use market interest rate yield curves and funding spreads.

•	For fixed rate deposits with no defined maturities, we consider fair value to equal carrying value, since carrying value is equivalent to the amount payable on the reporting date.
•	For floating rate deposits, changes in interest rates have minimal impact on fair value, since deposits reprice to market frequently. On that basis, fair value is considered to equal carrying value.
Certain of our structured note liabilities that have coupons or repayment terms linked to the performance of interest rates, foreign currencies, commodities or equity securities have been designated at fair value through profit or loss. The fair value of these structured notes is estimated using internally validated valuation models and incorporates observable market prices for identical or comparable securities, as well as other inputs, such as interest rate yield curves, option volatilities and foreign exchange rates, where appropriate. Where observable prices or inputs are not available, management judgment is required to determine the fair value by assessing other relevant sources of information, such as historical data and proxy information from similar transactions.
Securities Sold But Not Yet Purchased
The fair value of these obligations is based on the fair value of the underlying securities, which can be equity or debt securities. As these obligations are fully collateralized, the method used to determine fair value would be the same as that used for the relevant underlying equity or debt securities.
S
ecuritization and Structured Entities’ Liabilities
The determination of the fair value of our securitization and structured entities’ liabilities is based on quoted market prices or quoted market prices for similar financial instruments, where available. Where quoted prices are not available, fair value is determined using valuation techniques, such as discounted cash flow models that maximize the use of observable inputs.
Subordinated Debt
The fair value of our subordinated debt is determined by referring to current market prices for the same or similar instruments.
Financial Instruments with a Carrying Value Approximating Fair Value
C
arrying value is considered to be a reasonable estimate of fair value for our cash and cash equivalents.
T
he carrying value of certain financial assets and liabilities, such as interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities, is a reasonable estimate of fair value due to their short-term nature or because they are frequently repriced to current market rates. These items are therefore excluded from the below table.
Fair Value Hierarchy
We use a fair value hierarchy to categorize financial instruments according to the inputs we use in valuation techniques to measure fair value.
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following tables are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2021		2020
	Carrying value	Fair value (5)	Carrying value	Fair value (5)
Securities (1)

Amortized cost	49,970	49,810	48,466	49,009

Loans (1)
Residential mortgages	135,653	135,461	126,882	128,815
Consumer instalment and other personal	76,627	76,791	69,480	70,192
Credit cards	7,827	7,827	7,556	7,556
Business and government (2)	233,066	233,670	238,239	239,929
	453,173	453,749	442,157	446,492

Deposits (3)	662,827	663,558	640,961	643,156
Securitization and structured entities’ liabilities (4)	24,631	24,809	26,889	27,506
Subordinated debt	6,893	7,087	8,416	8,727

(1)	Carrying value is net of allowances for credit losses.
(2)	Excludes $5,022 million of loans classified as FVTPL ($5,306 million as at October 31, 2020) and $134 million of loans classified as FVOCI ($51 million as at October 31, 2020).
(3)	Excludes $22,665 million of structured note liabilities ($18,073 million as at October 31, 2020) and $139 million of metal deposits ($nil as at October 31, 2020) designated at FVTPL.
(4)	Excludes $855 million of securitization and structured entities’ liabilities classified at FVTPL ($nil as at October 31, 2020).
(5)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $14,117 million categorized as Level 1 ($18,831 million as at October 31, 2020), and $35,693 million categorized as Level 2 ($30,178 million as at October 31, 2020).

Certain comparative figures have been reclassified to conform with the current year’s presentation.
V
aluation Techniques and Significant Inputs
We determine the fair value of publicly traded fixed maturity debt and equity securities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial instruments using models such as discounted cash flows, with observable market data for inputs, such as yield or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry-standard models and observable market information.
T
he extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2021							2020
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	3,123	4,473	–	7,596	6,529	4,371	–	10,900
Canadian provincial and municipal governments	2,183	3,655	–	5,838	1,868	6,467	–	8,335
U.S. federal government	6,050	3,532	–	9,582	5,702	2,716	–	8,418
U.S. states, municipalities and agencies	–	458	–	458	16	487	–	503
Other governments	1,307	591	–	1,898	1,021	1,495	–	2,516
NHA MBS and U.S. agency MBS and CMO	–	13,379	675	14,054	7	11,487	803	12,297
Corporate debt	2,231	7,656	7	9,894	3,767	7,274	–	11,041
Trading loans	–	160	–	160	–	67	–	67
Corporate equity	54,931	–	–	54,931	43,757	–	–	43,757
	69,825	33,904	682	104,411	62,667	34,364	803	97,834
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	704	159	–	863	452	149	–	601
Canadian provincial and municipal governments	137	1,243	–	1,380	180	1,249	–	1,429
U.S. federal government	–	38	–	38	–	44	–	44
Other governments	–	92	–	92	–	94	–	94
NHA MBS and U.S. agency MBS and CMO	–	9	–	9	–	3	–	3
Corporate debt	160	7,544	–	7,704	70	7,827	–	7,897
Corporate equity	1,670	12	2,442	4,124	1,587	10	1,903	3,500
	2,671	9,097	2,442	14,210	2,289	9,376	1,903	13,568
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	9,138	3,927	–	13,065	20,765	1,685	–	22,450
Canadian provincial and municipal governments	1,438	1,549	–	2,987	2,604	2,143	–	4,747
U.S. federal government	18,873	2,153	–	21,026	14,852	2,842	–	17,694
U.S. states, municipalities and agencies	–	4,113	1	4,114	8	5,267	1	5,276
Other governments	2,803	3,699	–	6,502	3,643	3,738	–	7,381
NHA MBS and U.S. agency MBS and CMO	–	12,136	–	12,136	–	12,532	–	12,532
Corporate debt	812	2,349	–	3,161	792	2,442	–	3,234
Corporate equity	–	–	132	132	–	–	93	93
	33,064	29,926	133	63,123	42,664	30,649	94	73,407
Business and Government Loans	–	5,150	6	5,156	–	3,412	1,945	5,357
Other Assets (1)	4,392	85	–	4,477	6,117	117	–	6,234
Fair Value Liabilities
Securities sold but not yet purchased	17,424	14,649	–	32,073	19,740	9,636	–	29,376
Structured note liabilities (2)	–	22,665	–	22,665	–	18,073	–	18,073
Other liabilities (3)	1,106	2,125	–	3,231	789	1,285	–	2,074
	18,530	39,439	–	57,969	20,529	28,994	–	49,523
Derivative Assets
Interest rate contracts	6	8,066	–	8,072	13	14,916	–	14,929
Foreign exchange contracts	3	14,982	–	14,985	1	10,825	–	10,826
Commodity contracts	642	6,976	–	7,618	123	2,465	–	2,588
Equity contracts	1,381	4,657	–	6,038	750	7,711	–	8,461
Credit default swaps	–	–	–	–	–	11	–	11
	2,032	34,681	–	36,713	887	35,928	–	36,815
Derivative Liabilities
Interest rate contracts	6	6,773	–	6,779	22	10,871	–	10,893
Foreign exchange contracts	4	12,451	–	12,455	3	10,609	–	10,612
Commodity contracts	746	1,445	–	2,191	350	1,983	–	2,333
Equity contracts	1,581	7,802	–	9,383	456	6,067	–	6,523
Credit default swaps	–	5	2	7	–	10	4	14
	2,337	28,476	2	30,815	831	29,540	4	30,375

(1)	Other assets include precious metals, segregated fund assets in our insurance business and certain receivables measured at fair value.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)
Other liabilities include investment contract and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Certain	comparative figures have been reclassified to conform with the current year’s presentation.
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)							2021
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity (2)	Corporate equity	2,442	Net asset value EV/EBITDA	Net asset value Multiple		na 6x	na 19x
Loans (3)	Business and government loans	6	Discounted cash flows	Discount margin		40bps	40bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	675	Discounted cash flows	Prepayment rate		4%	47%
			Market Comparable	Comparability Adjustment	(4)	(5.56)	5.85

							2020
Private equity (2)	Corporate equity	1,903	Net asset value EV/EBITDA	Net asset value Multiple		na 5x	na 17x
Loans (3)	Business and government loans	1,945	Discounted cash flows	Discount margin		65bps	141bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	803	Discounted cash flows	Prepayment rate		6%	62%
			Market Comparable	Comparability Adjustment	(4)	(4.93)	5.74

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $453 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost ($487 million in 2020), which approximates fair value, and are held to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $nil ($3 million in 2020).
(4)	Range of input values represents price per security adjustment.
na	– not applicable
Significant Unobservable Inputs in Level 3 Instrument Valuations
Net Asset Value
Net asset value represents the estimated value of a security based on valuations received from the investment or fund manager. The valuation of certain private equity securities is based on the economic benefit we derive from our investment
.
EV/EBITDA Multiple
The fair value of certain private equity and merchant banking investments is derived by calculating an enterprise value (EV) using the EV/EBITDA multiple and then proceeding through a waterfall of the company’s capital structure to determine the value of the assets or securities we hold. The EV/EBITDA multiple is determined using judgment in considering factors such as multiples for comparable listed companies, recent transactions and company-specific factors, as well as liquidity discounts that account for the lack of active trading in these assets and securities.
Discount Margin
Loan and corporate debt yield is the interest rate used to discount expected future cash flows in the valuation model. The discount margin is the difference between an instrument’s yield and a benchmark instrument’s yield. Benchmark instruments, such as government bonds, have high credit quality ratings and similar maturities. The discount margin therefore represents a market return that accounts for uncertainty in future cash flows. Generally, a higher or lower discount margin will result in a lower or higher fair value.
Prepayment Rates
Discounted cash flow models are used to fair value our NHA MBS and U.S. agency MBS and CMOs. The cash flow model includes assumptions related to conditional prepayment rates, constant default rates and percentage loss on default. Prepayment rates impact our estimate of future cash flows. Changes in the prepayment rate tend to be negatively correlated with interest rates. In other words, an increase in the prepayment rate will result in a higher fair value when the asset interest rate is lower than the current reinvestment rate. A decrease in the prepayment rate will result in a lower fair value when the asset interest rate is higher than the current reinvestment rate.
Comparability Adjustment
Market comparable pricing is used to evaluate the fair value of NHA MBS and U.S. agency MBS and CMOs. This technique involves sourcing prices from third parties for similar instruments and applying adjustments to reflect recent transaction prices and instrument specific characteristics.
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between the various fair value hierarchy levels reflect changes in the availability of quoted market prices or observable market inputs that result from changes in market conditions. Transfers from Level 1 to Level 2 were due to reduced observability of the inputs used to value the securities. Transfers from Level 2 to Level 1 were due to increased availability of quoted prices in active markets.
The following table presents significant transfers between Level 1 and Level 2 for the years ended October 31, 2021 and October 31, 2020.

(Canadian $ in millions)		2021		2020
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	7,863	11,421	6,582	5,930
FVTPL Securities	871	902	667	334
FVOCI Securities	11,028	13,542	12,193	13,425
Securities sold but not yet purchased	7,764	5,950	7,781	3,871
Changes in Level 3 Fair Value Measurements
T
he tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2021 and 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other compre hensive income (1)	Purchases/ Issuances	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(222)	(56)	1,465	(1,253)	–	169	(231)	675	38
Corporate debt	–	–	–	10	(3)	–	–	–	7	–
Total trading securities	803	(222)	(56)	1,475	(1,256)	–	169	(231)	682	38
FVTPL Securities
Corporate equity	1,903	315	(92)	628	(276)	(4)	–	(32)	2,442	374
Total FVTPL securities	1,903	315	(92)	628	(276)	(4)	–	(32)	2,442	374
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	93	–	26	13	–	–	–	–	132	na
Total FVOCI securities	94	–	26	13	–	–	–	–	133	na
Business and Government Loans	1,945	–	(150)	1,812	–	(1,302)	–	(2,299)	6	–
Other Liabilities	–	–	–	–	(13)	–	13	–	–	–
Derivative Liabilities
Credit default swaps	4	–	–	–	–	–	–	(2)	2	–
Total derivative liabilities	4	–	–	–	–	–	–	(2)	2	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on FVTPL securities still held on October 31, 2021 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
n
a – not applicable

		Change in fair value			Movements		Transfers
For the year ended October 31, 2020 (Canadian $ in millions)	Balance October 31, 2019	Included in earnings	Included in other compre hensive income (1)	Purchases/ Issuances	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(351)	9	1,338	(715)	–	225	(241)	803	(232)
Corporate debt	7	10	(2)	50	(68)	–	3	–	–	(1)
Total trading securities	545	(341)	7	1,388	(783)	–	228	(241)	803	(233)
FVTPL Securities
Corporate equity	1,984	4	17	356	(459)	–	1	–	1,903	35
Total FVTPL securities	1,984	4	17	356	(459)	–	1	–	1,903	35
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	81	–	1	11	–	–	–	–	93	na
Total FVOCI securities	82	–	1	11	–	–	–	–	94	na
Business and Government Loans	1,736	(3)	156	1,803	–	(1,747)	–	–	1,945	–
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Credit default swaps	1	–	–	–	–	–	4	(1)	4	–
Total derivative liabilities	1	–	–	–	–	–	4	(1)	4	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2020 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable
Trading-Related Revenue
Trading assets and liabilities, including derivatives, securities and financial instruments designated at fair value through profit or loss, are measured at fair value, with gains and losses recognized in trading revenues, non-interest
revenue, in our Consolidated Statement of Income. Trading-related revenue includes net interest income and non-interest
revenue and excludes underwriting fees and commissions on securities transactions, which are shown separately in our Consolidated Statement of Income
.

Net interest income arises from interest and dividends related to trading assets and liabilities and is reported net of interest expense associated with funding these assets and liabilities in the following table.

(Canadian $ in millions)	2021	2020	2019
Interest rates	1,017	1,199	700
Foreign exchange	416	474	401
Equities	567	(32)	269
Commodities	147	271	145
Other	2	34	6
Total trading -related revenue	2,149	1,946	1,521
Reported as:
Net interest income	1,853	1,931	1,223
Non-interest revenue – trading revenues	296	15	298
Total trading -related revenue	2,149	1,946	1,521